Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

December 31, 2019

Dates Covered
Collections Period	12/01/19 - 12/31/19
Interest Accrual Period	12/16/19 - 01/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/19	256,288,466.72	16,574
Yield Supplement Overcollateralization Amount 11/30/19	8,574,193.29	0
Receivables Balance 11/30/19	264,862,660.01	16,574
Principal Payments	11,144,497.58	290
Defaulted Receivables	554,079.86	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/19	8,029,212.00	0
Pool Balance at 12/31/19	245,134,870.57	16,256

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.92%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,649,132.55	194
Past Due 61-90 days	1,105,920.69	57
Past Due 91-120 days	74,195.98	7
Past Due 121+ days	0.00	0
Total	4,829,249.22	258

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.91%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.47%
Delinquency Trigger Occurred	NO

Recoveries	299,459.68
Aggregate Net Losses/(Gains) - December 2019	254,620.18
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.15%
Prior Net Losses Ratio	1.16%
Second Prior Net Losses Ratio	0.77%
Third Prior Net Losses Ratio	-0.07%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.27%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.20%
Weighted Average APR, Yield Adjusted	5.20%
Weighted Average Remaining Term	39.87

Flow of Funds	$ Amount

Collections	12,154,057.79
Investment Earnings on Cash Accounts	4,207.29
Servicing Fee	(220,718.88)
Transfer to Collection Account	0.00
Available Funds	11,937,546.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	399,727.77
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	4,496,831.99
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	361,213.53

Total Distributions of Available Funds	11,937,546.20

Servicing Fee	220,718.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 12/16/19	249,631,702.56
Principal Paid	11,153,596.15
Note Balance @ 01/15/20	238,478,106.41

Class A-1
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-2a
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-2b
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-3
Note Balance @ 12/16/19	185,951,702.56
Principal Paid	11,153,596.15
Note Balance @ 01/15/20	174,798,106.41
Note Factor @ 01/15/20	76.3310508%

Class A-4
Note Balance @ 12/16/19	52,030,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	52,030,000.00
Note Factor @ 01/15/20	100.0000000%

Class B
Note Balance @ 12/16/19	11,650,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	11,650,000.00
Note Factor @ 01/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	422,736.52
Total Principal Paid	11,153,596.15
Total Paid	11,576,332.67

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.73975%
Coupon	1.83975%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	302,171.52
Principal Paid	11,153,596.15
Total Paid to A-3 Holders	11,455,767.67

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6398506
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.8819945
Total Distribution Amount	17.5218451

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3195263
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.7056600
Total A-3 Distribution Amount	50.0251863

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	403.17
Noteholders' Principal Distributable Amount	596.83

Account Balances	$ Amount

Reserve Account
Balance as of 12/16/19	1,664,191.04
Investment Earnings	2,229.94
Investment Earnings Paid	(2,229.94)
Deposit/(Withdrawal)	-
Balance as of 01/15/20	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04